Segment Reporting (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 38,517	$ 27,599
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	18,763	16,569
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	16,074	7,045
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 3,680	$ 3,985